Financial Instruments and Fair Value Measurements - Fair Value Hierarchy for Financial Assets and Liabilities Measured on a Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Assets:
Cash equivalents	$ 647,809	$ 399,917
Foreign exchange forwards and options	2,448	5,761
Total financial assets	656,009	430,978
Liabilities:
Foreign exchange forwards and options	(1,978)	(13,752)
Contingent consideration	(22,753)	(20,650)
Total financial liabilities	(47,094)	(34,402)
Non-marketable equity securities
Assets:
Fair value of investment	5,752	4,283
Interest rate contracts
Assets:
Interest rate contracts - cash flow hedge	0	21,017
Liabilities:
Interest rate contracts - cash flow hedge	(22,363)	0
Level 1
Assets:
Cash equivalents	647,809	399,917
Foreign exchange forwards and options	0	0
Total financial assets	647,809	399,917
Liabilities:
Foreign exchange forwards and options	0	0
Contingent consideration	0	0
Total financial liabilities	0	0
Level 1 | Non-marketable equity securities
Assets:
Fair value of investment	0	0
Level 1 | Interest rate contracts
Assets:
Interest rate contracts - cash flow hedge	0	0
Liabilities:
Interest rate contracts - cash flow hedge	0	0
Level 2
Assets:
Cash equivalents	0	0
Foreign exchange forwards and options	2,448	5,761
Total financial assets	2,448	26,778
Liabilities:
Foreign exchange forwards and options	(1,978)	(13,752)
Contingent consideration	0	0
Total financial liabilities	(24,341)	(13,752)
Level 2 | Non-marketable equity securities
Assets:
Fair value of investment	0	0
Level 2 | Interest rate contracts
Assets:
Interest rate contracts - cash flow hedge	0	21,017
Liabilities:
Interest rate contracts - cash flow hedge	(22,363)	0
Level 3
Assets:
Cash equivalents	0	0
Foreign exchange forwards and options	0	0
Total financial assets	5,752	4,283
Liabilities:
Foreign exchange forwards and options	0	0
Contingent consideration	(22,753)	(20,650)
Total financial liabilities	(22,753)	(20,650)
Level 3 | Non-marketable equity securities
Assets:
Fair value of investment	5,752	4,283
Level 3 | Interest rate contracts
Assets:
Interest rate contracts - cash flow hedge	0	0
Liabilities:
Interest rate contracts - cash flow hedge	$ 0	$ 0